PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 1,131,401	$ 592,078
Accumulated depreciation and amortization	(364,314)	(164,140)
Property, equipment and software, net	767,087	427,938
Depreciation and amortization expense	174,384	92,224	$ 61,392
Office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	590,801	263,318
Vehicle
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	58,405
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	150,612	137,251
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 331,583	$ 191,509